STOCK BASED COMPENSATION EXPENSE	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
STOCK BASED COMPENSATION EXPENSE
STOCK BASED COMPENSATION EXPENSE
7.	STOCK BASED COMPENSATION EXPENSE

Equity incentive plans

Prior to December 2024, the Company had adopted two equity incentive plans in 2007 (the “2007 Plan”) and 2017 (the “2017 Plan”). In December 2024, the Company adopted the 2024 Equity Incentive Plan (the “2024 Plan,” and together with the 2007 Plan and the 2017 Plan, the “Stock Plans”) to provide for the grant of stock options, stock appreciation rights (“SARs”), restricted stock, restricted stock units and other stock or cash-based awards to our directors, employees, non-employee directors and service providers. Equity awards are granted with an exercise price per share equal to at least the estimated fair value of the underlying common stock on the date of grant. The vesting period is determined through individual award agreements. Awards generally expire 10 years from the date of grant.

On February 13, 2025, the Company granted 724,646 Restricted Stock Units (“RSUs”) to its named executive officers and the members of the Board of Directors under the 2024 Plan at a fair market value of $12.9 million. The approximately 0.7 million officer and director RSUs vest at quarterly periods over one to three years. On March 31, 2025, the Company granted 620,934 RSUs to employees at a fair market value of $4.6 million. The approximately 0.6 million employee RSUs vest at quarterly periods over three years.

As of September 30, 2025, a total of 8,692,379 shares were authorized for issuance under the Stock Plans. As of September 30, 2025, 7,473,415 shares have been granted or issued under the Stock Plans, leaving 1,218,964 shares available for future awards. As of

December 31, 2024, there were 5,980,204 shares granted under the 2007 Plan and the 2017 Plan. The shares available for issuance under the 2024 Plan may consist, in whole or in part, of authorized and unissued shares or reacquired shares. Shares from the 2024 Plan which are forfeited due to employee termination or expiration are returned to the share pool. Similarly, shares from the 2024 Plan which are withheld upon exercise to provide for the exercise price and/or taxes due and shares repurchased by the Company are also returned to the pool.

Since December 6, 2024, we have not granted and do not intend to grant any further awards under the 2007 Plan or the 2017 Plan.

Time-Based Restricted Stock

Time-based restricted stock units (RSUs) granted to employees under the 2024 Plan typically vest over one to three years and are subject to forfeiture if employment terminates prior to the vesting or lapse of restrictions, as applicable. RSUs are not considered outstanding Common Stock until they vest. The value of RSUs is determined by the stock price on the grant date.

The following table summarizes the activity related to RSUs subject to time-based vesting requirements for the nine months ended September 30, 2025:

	RSUs
	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested as of January 1, 2025	—	$—
Granted	1,528,030	7.18
Vested	(173,781)	7.46
Forfeited	(38,819)	7.46
Non-vested as of September 30, 2025	1,315,430	$7.13

As of September 30, 2025, total unrecognized stock-based compensation cost for RSUs was approximately $13.4 million which is expected to be recognized on a straight-line basis over a weighted average period of 1.7 years. The intrinsic value of RSUs as of September 30, 2025 was $1.3 million.

Determination of fair value of stock options

As of September 30, 2025 and December 31, 2024, the Company had approximately 5.9 million and 6.0 million options outstanding, respectively, under the 2007 Plan and the 2017 Plan. As of September 30, 2025 and December 31, 2024, all options outstanding were granted solely with time-based vesting requirements.

There were no options granted during the three and nine months ended September 30, 2025. The fair value of the stock options outstanding during the nine months ended September 30, 2024 was estimated on the grant date using the Black-Scholes valuation model with the following assumptions:

September 30,
2024
Dividend yield	—
Expected term	5.0 - 6.1 years
Risk-free interest rates	1.0% - 4.5%
Expected volatility	54.9% - 66.4%

A summary of the Company’s stock option plan and the changes during the period ended September 30, 2025 is presented below:

				Weighted
		Weighted	Weighted	Average
	Number of	Average	Average	Remaining	Aggregate
	Outstanding	Exercise	Grant Date	Contractual	Intrinsic
	Options	Price	Fair Value	Years	Value
Balance, January 1, 2025	5,984,204	$3.04		8.00	$81,519,660
Expired	(1,742)	330.95
Forfeited	(25,625)	4.49
Exercised	(100,274)	1.56
Balance, September 30, 2025	5,856,563	$2.98		7.25	$5,739,432
Vested and Exercisable, September 30, 2025	5,502,559	$3.07		7.16	$5,392,508
Vested and Expected to Vest, September 30, 2025	5,856,563	$2.98		7.25	$5,739,432

Stock-based compensation included in the condensed consolidated statements of operations was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Cost of goods sold	$26	$—	$58	$115
Research and development	141	18	318	729
Sales and marketing	773	29	1,582	2,597
General and administrative	1,424	4	3,234	3,960
Total stock-based compensation expense	$2,364	$51	$5,192	$7,401

7.	STOCK BASED COMPENSATION EXPENSE

Equity incentive plans

The Company adopted an equity incentive plan in 2007 (the “2007 Plan”). The 2007 Plan allowed a specific Committee, or the Board of Directors, to grant incentive stock options to employees, and nonqualified stock options and other stock awards to employees, officers, directors, and consultants. Equity awards are granted with an exercise price per share equal to at least the estimated fair value of the underlying common stock on the date of grant. The vesting period is determined through individual award agreements and is generally over a four-year period. Awards generally expire 10 years from the date of grant.

The Company later adopted an additional equity incentive plan in 2017 (the “2017 Plan”). The 2017 Plan allows a specific Committee, or the Board of Directors, to grant incentive stock options to employees, and nonqualified stock options and other stock awards to employees, officers, directors, and consultants. Equity awards are granted with an exercise price per share equal to at least the estimated fair value of the underlying common stock on the date of grant. The vesting period is determined through individual award agreements and is generally over a four-year period. Awards generally expire 10 years from the date of grant.

Since the inception of both the 2007 and 2017 Plans, the Company’s Board and its stockholders have voted to increase the shares of common stock reserved under the plans on several occasions.

In December 2024, the Company adopted the 2024 Equity Incentive Plan (the “2024 Stock Plan”) to provide for the grant of stock options, stock appreciation rights (“SARs”), restricted stock, restricted stock units and other stock or cash-based awards to our directors, employees, non-employee directors and service providers. Equity awards are granted with an exercise price per share equal to at least the estimated fair value of the underlying common stock on the date of grant. The vesting period is determined through individual award agreements. Awards generally expire 10 years from the date of grant.

As of December 31, 2024, the maximum number of shares available for issuance to participants pursuant to awards under the 2024 Plan is 2,708,175. The shares available for issuance under the 2024 Stock Plan may consist, in whole or in part, of authorized and unissued shares or reacquired shares. As of December 31, 2024, there were no shares of our common stock subject to outstanding awards under the 2024 Plan.

As of December 31, 2024, 8,692,379 shares were authorized under the 2007, 2017 and 2024 Stock Plans. Shares forfeited due to employee termination or expiration are returned to the share pool. Similarly, shares withheld upon exercise to provide for the exercise price and/or taxes due and shares repurchased by the Company are also returned to the pool. Since December 6, 2024, we have not granted and do not intend to grant any further awards under the 2007 and 2017 Stock Plans.

Determination of fair value of stock options

As of December 31, 2024 and 2023, the Company had approximately 6.0 million and 0.9 million options outstanding, respectively, under the Plans. As of December 31, 2024 and 2023, all options outstanding were granted solely with time-based vesting requirements.

The fair value of the stock options granted during the year ended December 31, 2024 was estimated on the grant date using the Black-Scholes valuation model with the following assumptions:

December 31,
2024
Dividend yield	—
Expected term	5.0 - 6.1 years
Risk-free interest rates	1.0% - 4.5%
Expected volatility	54.9% - 66.4%

Dividend Yield — The dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to do so.

Expected Term — The expected term represents the period that the Company’s stock-based awards are expected to be outstanding. The Company determines the expected term using the simplified method as the Company does not have sufficient historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options, including the date provided for completion of the performance condition event.

Expected Volatility — Because the Company does not have any trading history of its common stock, the expected volatility is derived from the average historical stock volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its business over a period equivalent to the expected term of the stock option grants.

Fair Value of Common Stock — Given the absence of a public trading market, the Company’s Board of Directors considered numerous objective and subjective factors to determine the fair value of its common stock at each grant date. These factors included, but were not limited to: (i) independent third-party valuations of common stock; (ii) the prices for the Company’s redeemable temporary redeemable preferred stock sold to outside investors; (iii) the rights and preferences of redeemable temporary redeemable preferred stock relative to common stock; (iv) the lack of marketability of its common stock; (v) developments in the business; and (vi) the likelihood of achieving a liquidity event, such as an IPO or sale of the Company, given prevailing market conditions.

A summary of the Company’s stock option plan and the changes during the year ended December 31, 2024 and 2023, are presented below:

				Weighted
		Weighted	Weighted	Average
	Number of	Average	Average	Remaining	Aggregate
	Outstanding	Exercise	Grant Date	Contractual	Intrinsic
	Options	Price	Fair Value	Years	Value
Balance, January 1, 2023	8,512,225	$3.75		9.58
Forfeited
Solely Time-based Vesting	(17,506)
Performance Conditioned Vesting	(7,533,334)	3.00
Total Options Forfeited	(7,550,840)	3.00
Expired	(6,510)	49.83
Exercised	(6,411)	0.53
Balance, December 31, 2023	948,464	$6.20		7.25
Vested and Exercisable, December 31, 2023	937,592	$6.26		7.24
Vested and Expected to Vest, December 31, 2023	948,464	$6.20		7.25
Granted	5,059,228	2.57	$1.50
Forfeited	(6,769)	2.57
Expired	(1,878)	348.07
Exercised	(14,841)	2.29		—
Balance, December 31, 2024	5,984,204	$3.04		8.00	$81,519,660
Vested and Exercisable, December 31, 2024	5,554,326	$3.07		7.91	$75,783,094
Vested and Expected to Vest, December 31, 2024	5,984,204	$3.04		8.00	$81,519,660

Stock-based compensation included in the consolidated statements of operations for the year ended December 31, 2024 and 2023, are presented below:

	Year Ended December 31,
	2024	2023
Cost of goods sold	$130	$—
Research and development	802	—
Sales and marketing	2,808	1
General and administrative	3,995	—
Total stock-based compensation expense	$7,735	$1

As of December 31, 2024, total unrecognized stock-based compensation cost was approximately $0.4 million which is expected to be recognized on a straight-line basis over a weighted average period of 0.9 years. The intrinsic value of stock options exercised during the year was $41 thousand.

September 2022 Stock Option Issuance

In September 2022, in accordance with the 2017 Plan, the Company awarded 7,533,334 stock options, of which 210,107 stock options were awarded to recently hired employees and 7,323,227 stock options were awarded to other employees, at an exercise price of $3.00 per share. All of these options are subject to time-based and performance conditioned vesting requirements. The performance condition for both sets of options assumes that a reverse recapitalization (“Liquidity Event”) is consummated prior to the time service with the Company terminates. No options vest if the performance condition is not met. As of December 31, 2022, the Company concluded that the events surrounding the occurrence of the Liquidity Event performance condition were not entirely in its control and that it cannot conclude if any of the stock options will vest. Therefore, the Company concluded that it is not probable that the performance condition will be met, and as of December 31, 2022, the Company has not recognized any expense related to the granting of these options. On June 21, 2023, the reverse capitalization merger transaction (the Liquidity Event performance condition) was terminated by the other party to the transaction. As a result, per the terms of the option agreement the performance conditioned options terminated.

March 2024 Stock Option Issuance

In March 2024, the Company granted employees and members of the Board of Directors stock options to purchase a total of 5,028,756 shares of common stock. The stock options have varying vesting periods ranging from immediate at time of the grant to three years from grant date or service start date, are exercisable at $2.57 per share and have an expiration period of 10 years. These stock option grants were issued from the 2017 Stock Plan.